Forfeiture Shares - Schedule of Fair Value of Forfeited Shares (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Schedule of Fair Value of Forfeited Shares [Line Items]
Stock price (in Dollars per share)	$ 2.6
Expected term (years)	9 months
Expected volatility	63.84%
Risk-free interest rate	4.20%